Income and other taxes (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of income tax [Abstract]
Disclosure of major components of tax expense (income)	These differences result from the following items:

	2022	2021
	$	$

Income from operations before taxes	530,617	726,227
Canadian federal and provincial income tax rates	27.00%	27.00%
Income tax expense at statutory rates	143,267	196,081

Increase (decrease) attributable to:
Effects of different foreign statutory tax rates	26,256	40,067
Change due to foreign exchange	24,950	28,261
Withholding and other taxes	26,041	28,249
Non-deductible expenditures	31,948	24,356
Change in income tax rates	—	(20,143)
Benefit of optional tax incentives	(13,965)	(16,544)
Use of losses and temporary differences not previously recognized	—	(10,481)
Future withholding tax	(12,000)	(3,300)
Non-taxable portions of gains	(2,135)	(4,754)
Losses and tax bases for which no tax benefit has been recorded	7,178	1,876
Change in accruals for tax audits	11,209	1,200
Amounts under provided for in prior years	1,145	534
Income tax expense	243,894	265,402

Current income tax, withholding and other taxes	247,811	270,669
Deferred income tax recovery	(3,917)	(5,267)
Income tax expense	243,894	265,402

Disclosure of contingent liability related to tax audit	Total contingent liabilities recognized related to tax are as follows:

	2022	2021
	$	$

Opening balance	2,971	640
Additions	11,209	2,571
Reductions	(1,230)	(240)
Closing balance	12,950	2,971

Disclosure of income tax by geographical jurisdiction	Total income tax expense attributable to geographical jurisdiction is as follows:

	2022	2021
	$	$

Mali	195,917	216,560
Philippines	13,453	(5,044)
Namibia	28,496	45,773
Other	6,028	8,113
	243,894	265,402

Disclosure of temporary difference, unused tax losses and unused tax credits
The composition of the Company’s net deferred income tax (liabilities) assets and deferred tax expense (recovery) is as follows:

	Deferred tax (liabilities)/assets		Deferred income tax expense/(recovery)
	As at December 31, 2022	As at December 31, 2021	2022	2021
	$	$	$	$

Operating loss carry-forwards	22,119	30,735	8,616	(9,630)
Current assets and liabilities	(7,030)	(5,502)	1,528	10,507
Mining interests	(207,133)	(211,581)	(4,448)	(10,333)
Mine restoration provisions	24,622	29,052	4,430	1,393
Future withholding tax	(9,000)	(21,000)	(12,000)	(3,300)
Unrealized gains	(7,510)	(8,097)	(587)	5,012
Other	1,417	(39)	(1,456)	1,084
	(182,515)	(186,432)	(3,917)	(5,267)
Represented on the balance sheet as:

	2022	2021
	$	$

Deferred tax asset	—	(1,455)
Deferred tax liability	182,515	187,887
Balance, end of year	182,515	186,432
The change for the year in the Company’s net deferred tax liability was as follows:

	2022	2021
	$	$

Balance, beginning of year	186,432	196,356
Deferred income tax (recovery) expense	(3,917)	(5,267)
Deferred income tax liability related to Kiaka disposal	—	(4,657)
	(3,917)	(9,924)
Balance, end of year	182,515	186,432

Disclosure of unrecognized temporary difference, unused tax losses and unused tax credits
The Company has the following unrecognized deferred tax assets:

	2022	2021
	$	$

Capital and non-capital tax losses	116,273	109,567
Long-term debt	3,615	3,256
Mining interests and other	1,916	600
Mine restoration provisions	586	431
	122,390	113,854